Critical accounting estimates and judgments (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Decrease 1% from management's estimates of tariff [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be recognized by the Company and its subsidiaries	¥ 681
Impairment against property, plant and equipment and land use rights to be recognized by the Company and its subsidiaries	165
Decrease 5% from management's estimates of tariff [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be recognized by the Company and its subsidiaries	3,879
Impairment against property, plant and equipment and land use rights to be recognized by the Company and its subsidiaries	1,165
Increase 1% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be recognized by the Company and its subsidiaries	320
Impairment against property, plant and equipment, land use rights and mining rights to be recognized by the Company and its subsidiaries	45
Increase 5% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be recognized by the Company and its subsidiaries	2,535
Impairment against property, plant and equipment, land use rights and mining rights to be recognized by the Company and its subsidiaries	¥ 478